DERIVATIVES, Effect of derivative instruments on Consolidated Statement of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Derivative [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	$ (3)
Foreign exchange forward contracts designated as cash flow hedge (in units)	136
Foreign exchange option contracts designated as cash flow hedge (in units)	7
Foreign exchange forward contracts not designated as hedges (in units)	207
Derivatives Not Designated as Hedging Instruments [Member] | Other income (expense) [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	13	(14)	82
Fair Value Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(3)	(57)	(33)
Fair Value Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts [Member] | Interest Expense [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	27	78	35
Cash Flow Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	4	1
Cash Flow Hedges [Member] | Derivatives Designated as Hedging Instrument [Member] | Foreign Exchange Contracts [Member] | Cost of Sales [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from OCI into Income, Effective Portion, Net	$ (5)	$ 7	$ (23)